Annual Total Returns - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund - Fidelity Balanced Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	12.90%
Annual Return 2013	20.50%
Annual Return 2014	10.37%
Annual Return 2015	0.41%
Annual Return 2016	7.01%
Annual Return 2017	16.50%
Annual Return 2018	(4.02%)
Annual Return 2019	24.39%
Annual Return 2020	22.43%
Annual Return 2021	18.28%